Parent Company Only Condensed Statements of Cash Flows (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Parent USD ($)	Dec. 31, 2012 Parent CNY	Dec. 31, 2011 Parent CNY	Dec. 31, 2010 Parent CNY
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ 27,917		173,923		166,135	81,372	$ (1,011)	(6,300)	(712)
Net cash (used in) generated from investing activities	(28,197)		(175,670)		(1,268,054)	(616)	43,799	272,873	(1,349,501)
Net cash generated from (used in) financing activities	3,844		23,952		1,443,947	(69,498)	(46,019)	(286,700)	1,382,900	1,537
Net increase (decrease) in cash	3,509		21,865		327,133	11,258	(3,231)	(20,127)	32,687	1,537
Cash and cash equivalents at beginning of year	65,873		410,389		83,256	71,998	5,494	34,224	1,537
Cash and cash equivalents at end of year	$ 69,382	[1]	432,254	[1]	410,389	83,256	$ 2,263	14,097	34,224	1,537

[1]	As of December 31, 2012, besides these cash and cash equivalents, the Company also holds fixed rate time deposits with maturities greater than three months of RMB222,701 (US$35,746).